Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 397,436,461	¥ 381,735,733	¥ 367,650,018
Total liabilities	378,959,248	365,269,566
Noncontrolling interests	831,551	702,821
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	1,381,027	407,048	(44,216)
Equity Method Investees Other than Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Net loans	21,037,000	18,114,000
Total assets	40,595,000	35,208,000
Deposits	15,138,000	11,963,000
Total liabilities	33,342,000	29,123,000
Noncontrolling interests	87,000	77,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,811,000	1,430,000	1,119,000
Total interest expense	781,000	519,000	335,000
Net interest income	1,030,000	911,000	784,000
Provision for credit losses	289,000	245,000	207,000
Income before income tax expense	695,000	616,000	582,000
Net income applicable to Morgan Stanley	¥ 594,000	¥ 498,000	¥ 488,000